UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549
                              FORM 13F
                        FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    Capital Advisors, Inc.
Address: 320 South Boston
         Suite 825
         Tulsa, OK 74103
Form 13F File Number:     28-2644
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:     Lori A. Smith
Title:    Chief Financial Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:
     Lori A. Smith     Tulsa, OK     May 14, 2008
Report Type (Check only one):
[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     57
Form 13F Information Table Value Total:     $189,178
                                            (Thousands)
List of Other Included Managers:
NONE
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                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COMMON           88579Y10       348     4400 SH       SOLE                     4400
ABBOTT LABS                    COMMON           00282410       552    10000 SH       SOLE                    10000
AMERICAN EXPRESS CO            COMMON           02581610     10896   249217 SH       SOLE                   249217
AMERICAN INTL GROUP I          COMMON           02687410     11364   262760 SH       SOLE                   262760
APACHE CORP                    COMMON           03741110       570     4716 SH       SOLE                     4716
APPLE COMPUTER INC             COMMON           03783310      2708    18870 SH       SOLE                    18870
B P PLC ADR                    COMMON           05562210       444     7313 SH       SOLE                     7313
BROOKFIELD ASSET MGMT          COMMON           11258510      5039   187815 SH       SOLE                   187815
BURLINGTON NORTHN SAN          COMMON           12189T10      6263    67910 SH       SOLE                    67910
CANADIAN SUPERIOR ENE          COMMON           13664410        35    11300 SH       SOLE                    11300
CAPITAL ONE FINL CORP          COMMON           14040H10      8053   163620 SH       SOLE                   163620
CARMAX INC                     COMMON           14313010      4864   250438 SH       SOLE                   250438
CHEVRONTEXACO CORP             COMMON           16676410       332     3892 SH       SOLE                     3892
CISCO SYS INC                  COMMON           17275R10      5222   216773 SH       SOLE                   216773
CVS CORP                       COMMON           12665010       227     5600 SH       SOLE                     5600
DISNEY WALT PRODTNS            COMMON           25468710      2808    89488 SH       SOLE                    89488
E M C CORP MASS                COMMON           26864810      5232   364830 SH       SOLE                   364830
EBAY INC                       COMMON           27864210      3933   131797 SH       SOLE                   131797
EMERSON ELEC CO                COMMON           29101110      5998   116555 SH       SOLE                   116555
ENBRIDGE ENERGY PARTN          COMMON           29250R10       277     5835 SH       SOLE                     5835
ENTERPRISE PRODS PART          COMMON           29379210       223     7500 SH       SOLE                     7500
EXXON MOBIL CORP               COMMON           30231G10      1758    20789 SH       SOLE                    20789
FEDEX CORP                     COMMON           31428X10      4998    53933 SH       SOLE                    53933
GASTAR EXPL LTD                COMMON           36729910        13    10000 SH       SOLE                    10000
GENENTECH INC NEW              COMMON           36871040      6397    78795 SH       SOLE                    78795
GENERAL ELECTRIC               COMMON           36960410      7795   210631 SH       SOLE                   210631
GENWORTH FINL INC CL           COMMON           37247D10      6199   273790 SH       SOLE                   273790
GENZYME CORP GEN DIV           COMMON           37291710      4804    64445 SH       SOLE                    64445
GOOGLE INC-CL A                COMMON           38259P50      5768    13094 SH       SOLE                    13094
I B M                          COMMON           45920010       410     3561 SH       SOLE                     3561
INTEL CORP                     COMMON           45814010      4756   224549 SH       SOLE                   224549
ITT INDS INC IND               COMMON           45091110      4147    80050 SH       SOLE                    80050
J P MORGAN CHASE & CO          COMMON           46625H10      7626   177558 SH       SOLE                   177558
JOHNSON & JOHNSON              COMMON           47816010       414     6385 SH       SOLE                     6385
LOCKHEED MARTIN CORP           COMMON           53983010       357     3600 SH       SOLE                     3600
MERRILL LYNCH & CO IN          COMMON           59018810      3107    76265 SH       SOLE                    76265
MICROSOFT                      COMMON           59491810       798    28124 SH       SOLE                    28124
NOVARTIS AG SPONSORED          COMMON           66987V10      4972    97062 SH       SOLE                    97062
OCCIDENTAL PETE CORP           COMMON           67459910       331     4523 SH       SOLE                     4523
ONEOK PARTNERS L P             COMMON           68268N10       306     5330 SH       SOLE                     5330
PEPSICO INC                    COMMON           71344810       828    11470 SH       SOLE                    11470
PHILIP MORRIS INTL IN          COMMON           71817210       311     6151 SH       SOLE                     6151
PRINCIPAL FINL GROUP           COMMON           74251V10      4826    86605 SH       SOLE                    86605
PROCTER & GAMBLE COMP          COMMON           74271810      6700    95619 SH       SOLE                    95619
QUALCOMM INC                   COMMON           74752510      4874   118889 SH       SOLE                   118889
ROYAL DUTCH SHELL PLC          COMMON           78025910       226     3361 SH       SOLE                     3361
SCHLUMBERGER                   COMMON           80685710      3937    45256 SH       SOLE                    45256
SUNCOR ENERGY INC              COMMON           86722910      6341    65813 SH       SOLE                    65813
TIME WARNER INC                COMMON           88731710      1956   139500 SH       SOLE                   139500
WAL MART STORES INC            COMMON           93114210       445     8442 SH       SOLE                     8442
WHOLE FOODS MKT INC            COMMON           96683710      4569   138575 SH       SOLE                   138575
WILLIAMS CLAYTON ENER          COMMON           96949010      1114    21217 SH       SOLE                    21217
WILLIAMS COS INC               COMMON           96945710       867    26297 SH       SOLE                    26297
WILLIAMS PARTNERS L P          COMMON           96950F10       221     7000 SH       SOLE                     7000
WYETH                          COMMON           98302410       226     5400 SH       SOLE                     5400
WYNN RESORTS LTD               COMMON           98313410      3219    31985 SH       SOLE                    31985
YUM BRANDS INC                 COMMON           98849810      8175   219700 SH       SOLE                   219700

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